GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Disclosure of general and administrative expenses
	Year ended December 31
	2023	2022	2021
	USD thousands

Wages, salaries and related expenses	21,835	18,933	17,755
Share base payments	12,121	31,878	32,250
Rent and office maintenance	2,432	319	549
Professional expenses	7,686	12,233	7,136
Doubtful debts	4,337	(3,167)	4,958
Acquisition costs	171	6,012	253
Other expenses	2,469	1,797	598

	51,051	68,005	63,499